Material accounting estimates and judgments - Key Assumptions (Details)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of information for cash-generating units [line items]
Future pricing increases (as a percent)	0.46%	1.21%
Future cost increases (as a percent)	0.96%	0.25%
Discount rates (as a percent)	5.20%	5.20%
Perpetuity growth rate (as a percent)	1.00%	1.00%
UMA
Disclosure of information for cash-generating units [line items]
Financial projections (in years)	5 years	5 years
AVI
Disclosure of information for cash-generating units [line items]
Financial projections (in years)	5 years	5 years
Bottom of range
Disclosure of information for cash-generating units [line items]
Yield average growth rates (as a percent)	0.00%	0.00%
Top of range
Disclosure of information for cash-generating units [line items]
Yield average growth rates (as a percent)	2.00%	1.00%